Cyxtera Management, Inc. Long-Term Incentive Plan (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Cyxtera Management, Inc. Long-Term Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	7 years
Minimum [Member]
Cyxtera Management, Inc. Long-Term Incentive Plan (Details) [Line Items]
Payment on stock	$ 0
Maximum [Member]
Cyxtera Management, Inc. Long-Term Incentive Plan (Details) [Line Items]
Payment on stock	$ 70,000,000